Accrued Pension and Severance Costs (Schedule of Benefit Obligation, Fair Value of Plan Assets and Funded Status of Plan) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	¥ 46,632	¥ 43,589
Change in benefit obligation, Service cost	1,776	1,735	¥ 1,487
Change in benefit obligation, Interest cost	604	565	689
Change in benefit obligation, Actuarial (gain) or loss	3,098	1,451
Change in benefit obligation, Benefits paid	(820)	(708)
Change in benefit obligation, Balance at end of year	51,290	46,632	43,589
Change in plan assets, Balance at beginning of year	26,785	23,207
Change in plan assets, Employer contributions	1,448	1,868
Change in plan assets, Actual return on plan assets	3,669	2,244
Change in plan assets, Benefits paid	(614)	(534)
Change in plan assets, Balance at end of year	31,288	26,785	23,207
Funded status	(20,002)	(19,847)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	15,619	11,932
Change in benefit obligation, Service cost	462	377	345
Change in benefit obligation, Interest cost	527	448	348
Change in benefit obligation, Actuarial (gain) or loss	7,429	724
Change in benefit obligation, Plan participants' contributions	140	126
Change in benefit obligation, Benefits paid	(87)	(90)
Change in benefit obligation, Foreign currency exchange rate changes	(1,690)	2,102
Change in benefit obligation, Balance at end of year	22,400	15,619	11,932
Change in plan assets, Balance at beginning of year	6,737	5,436
Change in plan assets, Employer contributions	167	40
Change in plan assets, Plan participants' contributions	140	126
Change in plan assets, Actual return on plan assets	643	271
Change in plan assets, Benefits paid	(87)	(90)
Change in plan assets, Foreign currency exchange rate changes	(593)	954
Change in plan assets, Balance at end of year	7,007	6,737	¥ 5,436
Funded status	¥ (15,393)	¥ (8,882)